Other Information (Tables)	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Cash Payments for Interest and Income Taxes (Net of Refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Interest	$21.7	$21.6	$47.7	$47.6
Income taxes (net of refunds)	$2.3	$0.4	$4.0	$2.4